Debt - Narrative (Details)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Debt Instrument [Line Items]
Asset coverage ratio	191.00%
Weighted average interest rate	5.50%	6.30%
Weighted average maturity period (in years)	5 years	5 years
January 2037 CLO Secured Notes | Secured Debt
Debt Instrument [Line Items]
Weighted average interest rate	1.62%
April 2038 CLO Debt | Secured Debt
Debt Instrument [Line Items]
Weighted average interest rate	1.44%
January 2039 CLO Debt | Secured Debt
Debt Instrument [Line Items]
Weighted average interest rate	1.50%